Document and Entity Information	Nov. 05, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity File Number	001-43460
Entity Registrant Name	Real REMAX Group Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	42-2140010
Entity Address, Address Line One	701 Brickell Avenue
Entity Address, Adress Line Two	17th Floor
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	305
Local Phone Number	306-9553
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock$0.001 par value per share
Trading Symbol	REAX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0002136387
Amendment Flag	false